Equity and Debt Investments - Combined Financial Information for Equity Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Total assets	$ 15,499,159	$ 9,537,068
Total liabilities	9,803,705	5,357,936
Owners' equity	5,511,548	3,662,764
Noncontrolling interests	183,906	516,368
Total revenues	1,486,511	1,519,728	$ 819,726
Net income (loss)	220,191	174,222	(32,493)
Net income (loss) attributable to noncontrolling interests	23,878	(18,381)	(3,494)
Net income (loss) attributable to owners	$ 196,313	$ 192,603	$ (28,999)